Employee Benefits - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Contribiution in pension plan	¥ 20,000
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Contribiution in pension plan	¥ 24,301